Other Intangible Assets, Net - Estimated Future Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 112
2026	85
2027	52
2028	25
2029	18
Thereafter	54
Net Amount	$ 346	$ 367